OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 44,283	$ 25,504
Other current liabilities	2,349	2,573
Total	$ 46,632	$ 28,077